Nov. 29, 2016

The Prudential Investment Portfolios, Inc.

Prudential Growth Allocation Fund

(the “Fund”)

Supplement dated June 14, 2017 to the
Currently Effective Summary Prospectus and Prospectus

Effective as of July 1, 2017, the Fund’s existing contractual cap on Fund expenses will be lowered and the Fund’s management fee will be reduced. To reflect these changes, the Fund’s Summary Prospectus and Prospectus are hereby revised as follows, effective as of July 1, 2017:

1.	In the Summary Prospectus and Prospectus, in the section entitled Fund Summary—Fund Fees and Expenses, the Annual Fund Operating Expenses table is deleted and replaced with the following table:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Class R	Class Z
Management fees	.10%	.10%	.10%	.10%	.10%
+ Distribution and service (12b-1) fees	.30	1.00	1.00	.75	None
+ Other expenses	.47	.47	.47	.47	.47
+ Acquired Fund fees and expenses	.92	.92	.92	.92	.92
= Total annual fund operating expenses	1.79	2.49	2.49	2.24	1.49
– Fee waiver and/or expense reimbursement	(.27)	(.22)	(.22)	(.47)	(.22)
= Total annual Fund operating expenses after Fee Waiver and/or Expense Reimbursement(1)	1.52%	2.27%	2.27%	1.77%	1.27%

(1) The manager of the Fund has contractually agreed to limit the net annual operating expenses (exclusive of distribution and service (12b-1) fees, acquired fund fees and expenses, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), brokerage, interest and extraordinary expenses) of each class of shares of the Fund to .35% of the Fund’s average daily net assets for the period ending January 31, 2019. Expenses waived/reimbursed by the manager may be recouped by the manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

Separately, the distributor of the Fund has contractually agreed to reduce its distribution and service (12b-1) fees with respect to Class A and Class R shares to .25% and .50% of the average daily net assets of Class A and Class R shares, respectively, through January 31, 2019. These waivers may not be terminated prior to January 31, 2019 without the prior approval of the Fund’s Board of Directors.

1.	In the Summary Prospectus and Prospectus, in the section entitled Fund Summary—Fund Fees and Expenses—Example, the table is deleted and replaced with the following new table:

	If Shares Are Redeemed				If Shares Are Not Redeemed
Share Class	1 Year	3 Years	5 years	10 Years	1 Year	3 Years	5 years	10 Years
Class A	$696	$1,058	$1,443	$2,518	$696	$1,058	$1,443	$2,518
Class B	$730	$1,055	$1,406	$2,556	$230	$755	$1,306	$2,556
Class C	$330	$755	$1,306	$2,809	$230	$755	$1,306	$2,809
Class R	$180	$655	$1,157	$2,538	$180	$655	$1,157	$2,538
Class Z	$129	$449	$792	$1,761	$129	$449	$792	$1,761